First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
February 28, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 105.5%
	Capital Markets – 105.5%
250,000	Ares Capital Corp. (a)	$5,460,000
328,000	Barings BDC, Inc. (a)	3,562,080
332,000	BlackRock TCP Capital Corp. (a)	4,561,680
89,500	Blackstone Secured Lending Fund	2,585,655
71,000	Capital Southwest Corp. (a)	1,739,500
26,000	Crescent Capital BDC, Inc. (a)	453,700
135,000	Goldman Sachs BDC, Inc. (a)	2,667,600
250,000	Golub Capital BDC, Inc. (a)	3,940,000
350,000	Hercules Capital, Inc. (a)	6,289,500
131,000	Investcorp Credit Management BDC, Inc. (a)	745,390
111,000	Main Street Capital Corp. (a)	4,844,040
328,000	New Mountain Finance Corp. (a)	4,428,000
288,000	OFS Capital Corp. (a)	2,934,720
150,000	Owl Rock Capital Corp. (a)	2,257,500
656,000	PennantPark Investment Corp. (a)	5,044,640
24,000	PhenixFIN Corp. (b)	955,200
44,000	Portman Ridge Finance Corp.	1,053,360
147,000	Sixth Street Specialty Lending, Inc. (a)	3,445,680
196,000	SLR Investment Corp. (a)	3,547,600
283,975	Stellus Capital Investment Corp. (a)	3,759,829
45,000	Trinity Capital, Inc. (a)	801,000
85,000	TriplePoint Venture Growth BDC Corp. (a)	1,400,800
	Total Common Stocks - Business Development Companies	66,477,474
	(Cost $68,471,471)
COMMON STOCKS – 4.5%
	Diversified Financial Services – 2.3%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	1,446,525
	Insurance – 2.2%
150	Markel Corp. (b)	186,437
11,000	Prudential Financial, Inc. (a)	1,228,260
		1,414,697
	Total Common Stocks	2,861,222
	(Cost $1,888,449)
REAL ESTATE INVESTMENT TRUSTS – 3.6%
	Mortgage Real Estate Investment Trusts – 3.6%
85,000	AGNC Investment Corp. (a)	1,097,350
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
165,000	Annaly Capital Management, Inc. (a)	$1,148,400
	Total Real Estate Investment Trusts	2,245,750
	(Cost $2,818,513)
	Total Investments – 113.6%	71,584,446
	(Cost $73,178,433)
	Outstanding Loan – (13.6)%	(8,600,000)
	Net Other Assets and Liabilities – 0.0%	48,752
	Net Assets – 100.0%	$63,033,198

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2022 is as follows:
	Total Value at 2/28/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$ 66,477,474	$ 66,477,474	$ —	$ —
Common Stocks*	2,861,222	2,861,222	—	—
Real Estate Investment Trusts*	2,245,750	2,245,750	—	—
Total Investments	$ 71,584,446	$ 71,584,446	$—	$—

*	See Portfolio of Investments for industry breakout.